Income Taxes (Details) - Schedule of income(loss) before income taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Taxes (Details) - Schedule of income(loss) before income taxes [Line Items]
Income(loss) before income taxes total	$ (2,868,863)	$ (831,802)	$ (4,987,777)	$ 1,076,472	$ (803,056)	$ 3,623,629
HK [Member]
Income Taxes (Details) - Schedule of income(loss) before income taxes [Line Items]
Income(loss) before income taxes total	2,103,638	1,034,709	6,405,657	5,389,710	6,679,431	5,463,770
U.S. [Member]
Income Taxes (Details) - Schedule of income(loss) before income taxes [Line Items]
Income(loss) before income taxes total	$ (4,972,501)	$ (1,866,511)	$ (11,393,434)	$ (4,313,238)	$ (7,482,487)	$ (1,840,141)